Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2016	USD ($)	EUR (€)	MXN	GBP (£)	CZK
Euro Member Countries, Euro
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (4,000,000)			£ (53,000,000)	CZK 7,805,000,000
Euro Member Countries, Euro | 2017 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.90038
Foreign exchange forward contract, Sales Exchange Rate	1.19637
Euro Member Countries, Euro | 2017 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.18435
Foreign exchange forward contract, Sales Exchange Rate	0.84126
Euro Member Countries, Euro | 2017 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03722
Euro Member Countries, Euro | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 115,000,000			5,000,000	4,084,000,000
Euro Member Countries, Euro | 2017 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (112,000,000)			(28,000,000)
Euro Member Countries, Euro | 2018 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.87976
Foreign exchange forward contract, Sales Exchange Rate	1.16833
Euro Member Countries, Euro | 2018 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.17412
Foreign exchange forward contract, Sales Exchange Rate	0.80446
Euro Member Countries, Euro | 2018 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03766
Euro Member Countries, Euro | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 43,000,000			1,000,000	2,389,000,000
Euro Member Countries, Euro | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (53,000,000)			(17,000,000)
Euro Member Countries, Euro | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.86787
Foreign exchange forward contract, Sales Exchange Rate	1.15362
Euro Member Countries, Euro | 2019 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.80790
Euro Member Countries, Euro | 2019 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03777
Euro Member Countries, Euro | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 24,000,000				1,167,000,000
Euro Member Countries, Euro | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (24,000,000)			(9,000,000)
Euro Member Countries, Euro | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.86156
Foreign exchange forward contract, Sales Exchange Rate	1.17400
Euro Member Countries, Euro | 2020 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.87553
Euro Member Countries, Euro | 2020 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03802
Euro Member Countries, Euro | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 5,000,000				CZK 165,000,000
Euro Member Countries, Euro | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	(2,000,000)			£ (5,000,000)
Canada, Dollars
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (1,831,000,000)	€ 7,000,000
Canada, Dollars | 2017 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.32036
Foreign exchange forward contract, Sales Exchange Rate	0.79352
Canada, Dollars | 2017 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.45496
Foreign exchange forward contract, Sales Exchange Rate	0.68983
Canada, Dollars | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 122,000,000	23,000,000
Canada, Dollars | 2017 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (885,000,000)	(15,000,000)
Canada, Dollars | 2018 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.30509
Foreign exchange forward contract, Sales Exchange Rate	0.78550
Canada, Dollars | 2018 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.44050
Foreign exchange forward contract, Sales Exchange Rate	0.68689
Canada, Dollars | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ 1,000,000	1,000,000
Canada, Dollars | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	$ (597,000,000)	€ (2,000,000)
Canada, Dollars | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.78407
Canada, Dollars | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | $	$ (338,000,000)
Canada, Dollars | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.76519
Canada, Dollars | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | $	$ (126,000,000)
Canada, Dollars | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.76001
Canada, Dollars | 2021 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | $	$ (8,000,000)
United States of America, Dollars
Derivative [Line Items]
Notional amount of foreign currency derivatives			MXN 5,883,000,000
United States of America, Dollars | 2017 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.05995
United States of America, Dollars | 2017 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives			3,500,000,000
United States of America, Dollars | 2018 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.05194
United States of America, Dollars | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives			1,819,000,000
United States of America, Dollars | 2019 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04335
United States of America, Dollars | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives			MXN 564,000,000